Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Common stocks: 99.36%
Communication services: 12.00%
Entertainment: 1.92%
Activision Blizzard Incorporated	38,871	$ 2,975,575
Spotify Technology SA †	52,719	4,162,165
		7,137,740
Interactive media & services: 10.08%
Alphabet Incorporated Class C †	309,852	27,493,168
Bumble Incorporated Class A	109,700	2,309,185
IAC/InterActiveCorp †	71,078	3,155,863
ZoomInfo Technologies Incorporated †	150,559	4,533,331
		37,491,547
Consumer discretionary: 9.79%
Hotels, restaurants & leisure: 3.85%
Chipotle Mexican Grill Incorporated †	10,329	14,331,384
Internet & direct marketing retail: 5.94%
Amazon.com Incorporated †	175,179	14,715,036
Global-E Online Limited †	92,313	1,905,340
MercadoLibre Incorporated †	6,438	5,448,093
		22,068,469
Financials: 5.13%
Capital markets: 2.80%
MSCI Incorporated	8,897	4,138,617
S&P Global Incorporated	18,730	6,273,426
		10,412,043
Insurance: 2.33%
Progressive Corporation	66,645	8,644,523
Health care: 14.72%
Health care equipment & supplies: 1.46%
Intuitive Surgical Incorporated †	20,484	5,435,429
Health care providers & services: 7.55%
UnitedHealth Group Incorporated	52,911	28,052,354
Life sciences tools & services: 5.71%
Bio-Rad Laboratories Incorporated Class A †	21,280	8,948,027
Bio-Techne Corporation	127,680	10,582,118
Illumina Incorporated †	8,382	1,694,840
		21,224,985
Industrials: 1.56%
Road & rail: 1.56%
J.B. Hunt Transport Services Incorporated	33,231	5,794,157
See accompanying notes to portfolio of investments

Allspring Discovery Innovation Fund  |  1

Portfolio of investments—December 31, 2022 (unaudited)

	Shares	Value
Information technology: 56.16%
Communications equipment: 1.69%
Motorola Solutions Incorporated	24,358	$ 6,277,300
Electronic equipment, instruments & components: 9.48%
Novanta Incorporated †	96,029	13,047,460
Teledyne Technologies Incorporated †	55,546	22,213,401
		35,260,861
IT services: 18.06%
Adyen NV ADR †	138,645	1,913,301
Automatic Data Processing Incorporated	8,590	2,051,807
Fiserv Incorporated †	98,528	9,958,225
Globant SA †	41,413	6,964,010
MasterCard Incorporated Class A	6,368	2,214,345
Maximus Incorporated	33,918	2,487,207
MongoDB Incorporated †	28,602	5,630,018
Visa Incorporated Class A	124,526	25,871,522
WNS Holdings Limited ADR †	125,416	10,032,026
		67,122,461
Semiconductors & semiconductor equipment: 7.12%
Advanced Micro Devices Incorporated †	31,697	2,053,015
Enphase Energy Incorporated †	45,348	12,015,406
Impinj Incorporated †	31,394	3,427,597
Micron Technology Incorporated	76,097	3,803,328
Monolithic Power Systems Incorporated	5,546	1,961,121
Wolfspeed Incorporated †	46,536	3,212,845
		26,473,312
Software: 17.01%
Atlassian Corporation Class A †	24,197	3,113,670
Bill.com Holdings Incorporated †	45,438	4,950,924
Crowdstrike Holdings Incorporated Class A †	68,941	7,258,798
HubSpot Incorporated	20,422	5,904,613
Microsoft Corporation	133,763	32,079,043
NortonLifeLock Incorporated	76,407	1,637,402
Oracle Corporation	31,041	2,537,291
Tyler Technologies Incorporated †	17,788	5,735,029
		63,216,770
Technology hardware, storage & peripherals: 2.80%
Apple Incorporated	80,064	10,402,716
Total Common stocks (Cost $340,248,457)		369,346,051

See accompanying notes to portfolio of investments

2  |  Allspring Discovery Innovation Fund

Portfolio of investments—December 31, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.02%
Investment companies: 1.02%
Allspring Government Money Market Fund Select Class ♠∞«		4.09%	3,792,812	$ 3,792,812
Total Short-term investments (Cost $3,792,812)				3,792,812
Total investments in securities (Cost $344,041,269)	100.38%			373,138,863
Other assets and liabilities, net	(0.38)			(1,409,188)
Total net assets	100.00%			$371,729,675

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$31,826,516	$100,260,607	$(128,294,311)	$0	$0	$3,792,812	3,792,812	$209,194
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	786,600	78,600	(865,200)	0	0	0	0	43#
				$0	$0	$3,792,812		$209,237

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

Allspring Discovery Innovation Fund  |  3

Notes to portfolio of investments—December 31, 2022 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On December 31, 2022, such fair value pricing was not used in pricing foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments

4  |  Allspring Discovery Innovation Fund

Notes to portfolio of investments—December 31, 2022 (unaudited)

Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$44,629,287	$0	$0	$44,629,287
Consumer discretionary	36,399,853	0	0	36,399,853
Financials	19,056,566	0	0	19,056,566
Health care	54,712,768	0	0	54,712,768
Industrials	5,794,157	0	0	5,794,157
Information technology	208,753,420	0	0	208,753,420
Short-term investments
Investment companies	3,792,812	0	0	3,792,812
Total assets	$373,138,863	$0	$0	$373,138,863
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended December 31, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Discovery Innovation Fund  |  5